Dec. 15, 2023
abrdn International Sustainable Leaders Fund
abrdn International Sustainable Leaders Fund

abrdn Funds

(the “Trust”)

abrdn International Sustainable Leaders Fund

(the “Fund”)

Supplement dated December 15, 2023 to the Fund’s Statutory Prospectus dated February 28, 2023, as supplemented to date

On December 13, 2023, the Board of Trustees (the “Board”) of the Trust considered and approved (i) a change in the Fund’s name, (ii) a change to the Fund’s investment objective, (iii) modifications to the Fund’s principal investment strategies, (iv) changes to the Fund’s benchmark, and (v) changes to the Fund’s portfolio managers, with such changes to take effect as of the date of effectiveness of an amendment to the Trust’s registration statement, which is anticipated to be on or about February 29, 2024 (the “Effective Date”).

Additionally, starting on the Effective Date, in connection with the changes to the principal investment strategies, the Fund’s portfolio management team expects the Fund’s portfolio will need to be repositioned and indirect trading costs are expected to be incurred in the repositioning. An amended and restated Statutory Prospectus will be available for the Fund following the Effective Date.

As of the Effective Date, the Statutory Prospectus is hereby revised as follows:

Name Change and 80% Policy Change of the Fund

On the Effective Date, the Fund’s name will change from the abrdn International Sustainable Leaders Fund to the abrdn Emerging Markets Dividend Fund and the Fund’s current non fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that abrdn Inc. (the “Adviser”) considers to be current or emerging sustainable leaders in accordance with the Adviser’s criteria will change to a non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies that pay dividend income. An emerging market country is any country determined by the Adviser or abrdn Investments Limited (the “Sub-adviser”) to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries include every nation in the world except the United States, the United Kingdom, Canada, Japan, Australia, New Zealand, Israel, Hong Kong, Singapore and most countries located in Western Europe.

Additionally, all references to “abrdn International Sustainable Leaders Fund” in the Statutory Prospectus will be changed to “abrdn Emerging Markets Dividend Fund.”

Investment Objective Change of the Fund

The following will replace the paragraph under the section titled “Summary – abrdn International Sustainable Leaders Fund – Objective” in the Statutory Prospectus of the abrdn International Sustainable Leaders Fund:

The abrdn Emerging Markets Dividend Fund (the “Emerging Markets Dividend Fund” or the “Fund”) seeks total return consisting of income and long-term capital appreciation.

Principal Strategies Changes

The following will replace the paragraphs under the section titled “Summary—abrdn International Sustainable Leaders Fund—Principal Strategies” in the Statutory Prospectus beginning on page 99:

As a non-fundamental policy, under normal circumstances, the Emerging Markets Dividend Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies that pay dividend income. The Fund will invest primarily in common stocks but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. An emerging market country is any country determined by the Adviser or Sub-adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries include every nation in the world except the United States, the United Kingdom, Canada, Japan, Australia, New Zealand, Israel, Hong Kong, Singapore and most countries located in Western Europe. A company is considered to be an emerging market company if Fund management determines that the company meets one or more of the following criteria:

● the company is organized under the laws of or has its principal office in an emerging market country;

● the company has its principal securities trading market in an emerging market country; and/or

● the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.

Emerging market countries may include countries considered to be frontier markets. At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to India, Taiwan and in Mainland China equity and equity-related securities, including through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect program or by any other available means. The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the financials and information technology sectors.

In seeking to achieve the Fund’s investment objective, the investment team narrows the investable universe by looking at the dividend potential of companies and focusing on fundamental factors. The Adviser’s and Sub-adviser’s primary focus is on stock selection using research techniques to select individual holdings. The investment team places particular emphasis on understanding business fundamentals and dynamics and the impact this has on cash flow generation and a company’s ability to allocate cash effectively. The investment team seeks to allocate the Fund’s assets to high dividend paying companies and companies that the Adviser and Sub-adviser believe are growing their dividend over time.

The Adviser and Sub-adviser’s consideration of fundamental factors includes, among other things, a quality assessment focused on five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company.

Principal Risks Changes